Other Liabilities, Provisions and Commitments - Summary of Other Current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [abstract]
Sundry creditors	$ 1,150	$ 754
Derivative financial instruments	680	459
Dividends payable	209	223
Other current financial liabilities	$ 2,039	$ 1,436